Recapitalization - Schedule of Number of Legacy Montana Shares (Details)	12 Months Ended
Dec. 31, 2024 shares
Class A Common Stock [Member] | Legacy Montana Units [Member]
Class of Stock [Line Items]
Legacy Montana Units	1,725,418
Class A Common Stock [Member] | The Company’s Shares after conversion ratio [Member]
Class of Stock [Line Items]
The Company’s Shares after conversion ratio	41,061,840
Class B Common Stock [Member] | Legacy Montana Units [Member]
Class of Stock [Line Items]
Legacy Montana Units	200,000
Class B Common Stock [Member] | The Company’s Shares after conversion ratio [Member]
Class of Stock [Line Items]
The Company’s Shares after conversion ratio	4,759,642